EMPLOYEE BENEFIT PLANS - Liabilities relating to post-employment benefit and long-term benefit plans (Details) - Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control - COP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	$ 954,301	$ 885,719
Fair value Plan assets	2,746	2,765
Total Unfunded Post-employment and long-term benefit plans	951,555	882,954
Pension defined benefit plans
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	140,996	132,854
Severance obligation
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	9,351	14,360
Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	222,786	195,295
Other long term benefits
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans	$ 581,168	$ 543,210